Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Preferred stock, par value		$ 0.001		$ 0.001		$ 0.001
Preferred Stock, shares authorized		5,000,000		5,000,000		5,000,000
Preferred stock, shares issued		0		0		0
Preferred stock, shares outstanding		0		0		0
Preferred stock, liquidation preference value				$ 0		$ 0
Common stock, par value		$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized		170,000,000		170,000,000		170,000,000
Common stock, shares outstanding		1,815,951		1,820,452		975,897
Common stock, shares issued		1,815,951		1,820,452		975,897
Ayala Pharmaceuticals Inc [Member]
Common stock, par value	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	200,000,000		200,000,000		200,000,000
Common stock, shares outstanding	14,301,984		13,956,035		12,728,446
Common stock, shares issued	14,820,727		14,080,383		12,824,463
Series D Convertible Redeemable Preferred Stock [Member]
Temporary equity, par value		$ 0.001		$ 0.001
Temporary equity, shares authorized		0		0
Temporary equity, shares issued		0		0
Temporary equity, shares outstanding		0		0